DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Remaining Costs
A summary of the charges incurred, reversals of initial costs, payments and related accruals is presented below. As of December 31, 2024, there are no expected remaining costs associated with the 2022 restructuring events.

		Year Ended December 31, 2024
	Accrued December 31, 2023	Charges Incurred	Reversal of Initial Cost	Payments	Accrued December 31, 2024	Cumulative Charges Incurred
	(In thousands)
Digital	$473	$—	$(223)	$(250)	$—	$38,546
Print	1,119	94	(108)	(1,105)	—	33,398
Other(a)	298	36	—	(334)	—	7,568
Total	$1,890	$130	$(331)	$(1,689)	$—	$79,512
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(a)    Other comprises unallocated corporate expenses, which are corporate overhead expenses not attributable to the Digital or Print segments.

		Year Ended December 31, 2023
	Accrued December 31, 2022	Charges Incurred	Reversal of Initial Cost	Payments	Accrued December 31, 2023
		(In thousands)
Digital	$10,950	$1,371	$(1,827)	$(10,021)	$473
Print	12,055	1,625	(1,645)	(10,916)	1,119
Other(a)	4,389	678	(727)	(4,042)	298
Total	$27,394	$3,674	$(4,199)	$(24,979)	$1,890

Schedule of Restructuring Cost Allocation
The costs are allocated as follows in the statement of operations:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Cost of revenue	$(205)	$744	$24,527
Selling and marketing expense	(116)	(1,300)	17,174
General and administrative expense(b)	126	(282)	28,096
Product development expense	(6)	313	3,435
Depreciation(c)	—	—	7,006
Total	$(201)	$(525)	$80,238
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(b)    Includes impairment charge of $14.3 million of an ROU asset for the year ended December 31, 2022. See “Note 2—Summary of Significant Accounting Policies” for additional information on the impairment charges.

(c)    Includes impairment charge of $7.0 million of leasehold improvements and furniture and equipment for the year ended December 31, 2022. See “Note 2—Summary of Significant Accounting Policies” for additional information on the impairment charges.